Tax situation - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Deferred	$ 7,867	$ 53,048	$ (26,312)
Supplementary retirement fund
Income tax expense reported in the statements of comprehensive income	128,201	156,164	42,994
Sociedad Minera Cerro Verdee S.A.A.
Income tax
Current	410,462	503,797	478,889
Deferred	187,685	(39,822)	(30,338)
Income tax expense (benefit)	598,147	463,975	448,551
Mining taxes
Current mining royalty and special mining tax	118,467	100,579	96,082
Deferred mining royalty and special mining tax	11,591		(302)
Supplementary retirement fund
Income tax expense reported in the statements of comprehensive income	$ 728,205	$ 564,554	$ 544,331